Additional information: condensed financial statements of the Company	12 Months Ended
Dec. 31, 2017
Additional information: condensed financial statements of the Company [Abstract]
Additional information: condensed financial statements of the Company
28.	Additional information: condensed financial statements of the Company

Regulation S-X require condensed financial information as to financial position, statement of cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The Company records its investment in its subsidiaries, VIE and VIE’s subsidiaries under the equity method of accounting.

Such investments are presented on the separate condensed balance sheets of the Company as “Long-term investments”.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group.

The Company did not have significant other commitments, long-term obligations, or guarantees as of December 31, 2017.

Condensed balance sheets

(In thousands)	December 31, 2016	December 31, 2017
Assets
Current assets:
Cash and cash equivalents	273,160	280,196
Due from subsidiaries and consolidated VIEs	101,130	98,129
Prepayments and other current assets	348	439
Total current assets	374,638	378,764
Non-current assets:
Property, equipment and software, net	3	1
Investments in subsidiaries and consolidated VIEs	43,447	17,375
Total assets	418,088	396,140
Liabilities
Current liabilities:
Accounts payable	55	55
Due to subsidiaries and consolidated VIEs	1,862	4,079
Deferred revenue and income, current portion	272	308
Accrued liabilities and other payables	1,695	732
Total current liabilities	3,884	5,174
Non-current liabilities:
Deferred revenue and income, non-current	543	308
Due to related parties, non-current portion	4,537	4,737
Other long-term payable	886	925
Total liabilities	9,850	11,144
Commitments and contingencies
Shareholders’ equity
Common shares	83	83
Treasury shares 38,332,209 shares as at December 31, 2016 and 35,233,649 shares as at December 31, 2017	9	9
Other shareholders’ equity	408,146	384,904
Total Xunlei Limited’s shareholders’ equity	408,238	384,996
Total liabilities and shareholders’ equity	418,088	396,140

Condensed statements of operations

	Years ended December 31,
(In thousands)	2015	2016	2017
Cost of revenues	(131)	—	—
Gross loss	(131)	—	—
Operating expenses
Sales and marketing expenses	—	(10)	—
General and administrative expenses	(1,314)	(1,193)	(1,153)
Total operating expenses	(1,314)	(1,203)	(1,153)
Operating loss	(1,445)	(1,203)	(1,153)
Interest income	5,318	1,521	1,262
Interest expense	(239)	(239)	(239)
Other (loss)/income, net	(3,261)	715	3,308
(Loss)/income from subsidiaries and consolidated VIE
- Continuing operations	(17,641)	(31,528)	(47,407)
- Discontinued operations	4,101	6,623	6,407
Loss before income tax	(13,167)	(24,111)	(37,822)
Income tax	—	—	—
Net loss	(13,167)	(24,111)	(37,822)
Net income attributable to the non-controlling interest	—	—	—
Net loss attributable to Xunlei Limited’s common shareholders	(13,167)	(24,111)	(37,822)

Condensed statement of cash flows

	Years ended December 31,
(In thousands)	2015	2016	2017
Cash flows from operating activities
Net cash used in operating activities	(26,069)	(20,312)	(25,333)
Cash flows from investing activities
Net cash generated from investing activities	3,812	15,557	32,670
Cash flows from financing activities
Net cash generated from / (used in) financing activities	4,975	(14,260)	(301)
Net (decrease) / increase in cash and cash equivalents	(17,282)	(19,015)	7,036
Cash and cash equivalents at beginning of year	309,457	292,175	273,160
Effect of exchange rates on cash and cash equivalents	—	—	—
Cash and cash equivalents at end of year	292,175	273,160	280,196